INSURANCE RESERVES (Tables)	12 Months Ended
Dec. 31, 2010
Insurance Loss Reserves Tables [Abstract]
INSURANCE RESERVES

	2009	2010
	(EUR in thousands)
Property and casualty reserves
Reserve for unpaid claims and claim adjustment expenses as at January 1,	576,103	700,711
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	283,242	293,974
Change in provision for insured events of prior years	(2,525)	(33,644)
Total incurred claims and claim adjustment expenses	280,717	260,330
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(104,338)	(121,149)
Claims and claim adjustment expenses attributable to insured events of prior years	(95,485)	(103,082)
Total payments	(199,823)	(224,231)
Changes in unearned premium reserves	43,714	(1,334)
Reserves for unpaid claims and claim adjustment expenses as at December 31,	700,711	735,476

	2009	2010
	(EUR in thousands)
Life insurance reserves
Mathematical and other life insurance reserves at 1 January	1,456,654	1,620,662
Increase in reserves	459,414	457,143
Paid claims and other movements	(295,406)	(281,937)
Mathematical and other life insurance reserves at December 31,	1,620,662	1,795,868
Total insurance reserves	2,321,373	2,531,344